Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Aggregate Prepayment To Suppliers	¥ 1,212,614	$ 187,195	¥ 1,681,562
Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	660,034	101,892	1,156,091
Singapore [Member] | Supplier A [Member] | Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	224,029	34,584	212,612
South Korea [Member] | Supplier B [Member] | Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	158,613	24,486	158,613
Germany [Member] | Supplier C [Member] | Supplier Concentration Risk [Member]
Aggregate Prepayment To Suppliers	¥ 277,392	$ 42,822	¥ 784,866